EQUITY - Changes in other comprehensive income (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Changes in other comprehensive income
Balance	R$ 29,225	R$ 21,328
Translation gains	1,859	9,927
Losses from future contracts	(336)	(1,618)
Gains (Losses) on financial assets at fair value through other comprehensive income	(11)	(412)
Balance	30,737	29,225
Financial assets at fair value through other comprehensive income
Changes in other comprehensive income
Balance	(9,070)	(8,658)
Gains (Losses) on financial assets at fair value through other comprehensive income	(11)	(412)
Balance	(9,081)	(9,070)
Derivative transactions
Changes in other comprehensive income
Balance	336	1,954
Losses from future contracts	(336)	(1,618)
Balance		336
Currency translation effects - foreign investments
Changes in other comprehensive income
Balance	37,959	28,032
Translation gains	1,859	9,927
Balance	R$ 39,818	R$ 37,959